Taxes Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of taxes payables [Line Items]
Taxes	R$ 265,183	R$ 251,130
Current	193,588	150,084
Non-current	71,595	101,046
Government installment payment program
Disclosure of taxes payables [Line Items]
Taxes	96,547	123,445
Social Integration Program (" PIS ") and Contribution to Social Security Financing (" COFINS ")
Disclosure of taxes payables [Line Items]
Taxes	55,385	63,584
Withholding income tax
Disclosure of taxes payables [Line Items]
Taxes	49,906	34,382
Import taxes
Disclosure of taxes payables [Line Items]
Taxes	15,189	22,459
Others
Disclosure of taxes payables [Line Items]
Taxes	R$ 48,156	R$ 7,260